EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 3.2%

8	Next Renewable Fuels - Series A(a)	6.0000		$ 5,713,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,715,285)			5,713,500

Principal Amount ($)
	CORPORATE BONDS — 7.9%
4,070,000	9595 SPV1, LLC(a),(b)	12.0000	09/01/25	4,070,000
2,500,000	CalPlant I, LLC(a),(b),(c)	9.5000	08/31/23	2,325,000
1,290,000	CalPlant I, LLC(a),(b)	15.0000	07/01/25	1,290,000
5,025,000	Convivial 2022 III LLC(a),(b)	12.0000	11/15/56	5,273,738
1,250,000	LSC Estero Prime(a)	12.0000	12/01/25	1,250,000
				14,208,738
	TOTAL CORPORATE BONDS (Cost $14,135,000)			14,208,738

	MUNICIPAL BONDS — 78.8%
	ARIZONA — 1.3%
1,600,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc,) Series A(b),(c)	7.7500	07/01/50	48,000
2,000,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc.) Series C(b),(c)	6.7500	07/01/30	60,000
540,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc.) Series A(b),(c)	6.0000	07/01/51	16,200
1,535,000	La Paz County Industrial Development Authority (Obligor: Imperial Valley Gateway Center)	7.0000	12/01/40	1,065,261
1,500,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series B(b)	6.2500	10/01/36	1,256,541
				2,446,002
	CALIFORNIA — 1.9%
1,000,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(b),(c),(d)	7.0000	07/01/22	10
5,065,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c),(d)	7.5000	07/01/32	51
3,845,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c),(d)	0.0000	07/01/39	38
2,500,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c),(d)	7.5000	12/01/39	25
3,675,000	California Public Finance Authority	6.3750	06/01/59	3,350,641

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 78..8% (Continued)
	CALIFORNIA — 1.9% (Continued)
				3,350,765
	COLORADO — 6.0%
2,000,000	Canyon Pines Metropolitan District No 8 Series A-1	5.2500	12/01/51	$ 1,688,755
1,000,000	Cascade Ridge Metropolitan District	5.0000	12/01/51	808,896
750,000	Cottonwood Hollow Residential Metropolitan District	5.0000	12/01/51	607,470
1,500,000	Grandview Reserve Metropolitan District No 3 Series A	6.2500	12/01/52	1,416,678
1,000,000	Grandview Reserve Metropolitan District No 3 Series B	9.0000	12/15/52	1,003,944
2,000,000	Legato Community Authority Series B	8.2500	12/15/51	1,970,407
1,500,000	Peak Metropolitan District No 3 Series A-1	7.5000	12/01/52	1,487,142
1,000,000	Sterling Ranch Community Authority Board	8.7500	12/15/54	1,006,705
1,000,000	Waters' Edge Metropolitan District No 2	5.0000	12/01/51	845,132
				10,835,129
	FLORIDA — 9.3%
150,000	Capital Trust Agency, Inc. (Obligor: Tallahassee NHHI) Series A(b),(c)	7.0000	12/01/45	22,500
2,000,000	Capital Trust Agency, Inc. (Obligor: Tallahassee NHHI) Series A(b),(c)	7.1250	12/01/50	300,000
2,200,000	Capital Trust Agency, Inc. (Obligor: Tapestry Senior Housing Walden) Series A(b),(c)	7.0000	07/01/52	29,964
1,090,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	6.5000	10/01/32	490,500
1,290,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	6.7500	10/01/37	580,500
1,525,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	7.0000	10/01/40	686,250
1,700,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	7.0000	10/01/49	765,000
8,700,000	Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)(b),(c)	10.0000	07/01/25	8,265,000
1,250,000	County of Lee FL Airport Revenue(d)	5.2500	10/01/49	1,265,060
5,800,000	Lake Country (Obligor: Village Veranda at Lady Lake Obligated Group)(b),(c)	7.1250	01/01/52	3,654,000
780,377	William G King(a),(b)	12.0000	10/12/26	780,377
				16,839,151
	ILLINOIS — 1.2%
3,000,000	Illinois Finance Authority (Obligor: Aim Art in Motion) Series A(b)	5.0000	07/01/51	2,157,817

	INDIANA — 1.6%
1,500,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University, Inc.)	6.0000	10/01/42	1,028,011
7,860,000	Indiana Finance Authority (Obligor: Brightmark Plastics Renewal)(b),(d)	7.0000	03/01/39	1,210,809

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 78.8% (Continued)
	INDIANA — 1.6% (Continued)
500,000	Indiana Housing & Community Development Authority (Obligor: Vita of New Whiteland, LLC)	6.7500	01/01/43	$ 483,513
				2,722,333
	KENTUCKY — 3.5%
8,875,000	Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)(b)	0.0000	06/01/40	6,212,501

	LOUISIANA — 0.4%
770,000	Louisiana Public Facilities Authority (Obligor: Grambling High Foundation) Series A(b)	6.3750	06/01/52	713,841

	MAINE — 0.3%
5,500,000	Maine Finance Authority (Obligor: Go Lab Madison, LLC)(b),(d)	8.0000	12/01/51	550,000

	MICHIGAN — 0.4%
25,000,000	Michigan Tobacco Settlement Finance Authority(e)	0.0000	06/01/58	729,480

	MINNESOTA — 0.6%
1,405,000	City of Minneapolis (Obligor: Northeast College Prep)	5.0000	07/01/55	1,050,894

	MISSOURI — 0.3%
625,000	Parkville Industrial Development Authority (Obligor: Park University)	3.2000	02/01/30	549,295

	NEW JERSEY — 0.2%
395,000	New Jersey Economic Development Authority (Obligor: Kintock Obligated Group)(b)	7.0000	09/01/47	397,275

	NEW MEXICO — 1.4%
8,669,836	Sunland Medical Foundation(a),(b)	12.0000	04/01/26	2,539,395

	NEW YORK — 7.0%
1,815,000	Build NYC Resource Corporation (Obligor: Voices of Community Activists) Series A-1	7.6250	02/01/53	1,763,588
6,000,000	Erie Tobacco Asset Securitization Corporation(e)	0.0000	06/01/55	450,536
115,000,000	Erie Tobacco Asset Securitization Corporation(b),(e)	0.0000	06/01/60	5,419,433
50,000,000	New York Counties Tobacco Trust IV Series F(e)	0.0000	06/01/60	2,816,795
2,000,000	New York Transportation Development Corporation (Obligor: JFK NTO LLC)(d)	5.5000	06/30/54	2,017,789

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 78.8% (Continued)
	NEW YORK — 7.0% (Continued)
				12,468,141
	OHIO — 1.5%
2,600,000	Southern Ohio Port Authority (Obligor: PureCycle Ohio) Series A(b),(d)	7.0000	12/01/42	$ 2,730,000

	OKLAHOMA — 3.4%
6,900,000	Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)(b),(c),(d)	8.0000	08/01/39	5,520,000
750,000	Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling) Series A(b),(c)	8.0000	08/01/39	600,000
				6,120,000
	OREGON — 0.8%
1,500,000	Oregon State Facilities Authority (Obligor: Portland Vlg School)(b)	7.0000	12/15/60	1,406,644

	PENNSYLVANIA — 1.1%
330,000	Cheltenham Township Industrial Development (Obligor: Arcadia University)	5.7500	04/01/54	307,956
2,950,000	Pennsylvania Economic Development Financing (Obligor: Tapestry Moon) Series A(b),(c)	6.5000	12/01/38	885,000
2,650,000	Pennsylvania Economic Development Financing (Obligor: Tapestry Moon) Series A(b),(c)	6.7500	12/01/53	795,000
				1,987,956
	PUERTO RICO — 5.2%
42,000,000	Children's Trust Fund(c),(e)	0.0000	05/15/57	2,521,226
120,000,000	Children's Trust Fund Series B(c),(e)	0.0000	05/15/57	6,776,388
				9,297,614
	SOUTH CAROLINA — 6.1%
200,000	City of Hardeeville(b)	4.0000	05/01/52	126,570
3,500,000	South Carolina Jobs-Economic Development Authority (Obligor: AAC East) Series A(b),(d)	7.0000	05/01/39	2,882,492
6,150,000	South Carolina Jobs-Economic Development Authority (Obligor: CR River Park) Series A	7.7500	10/01/57	6,366,891
1,000,000	South Carolina Jobs-Economic Development Authority (Obligor: GMCK12 LLC)(b)	6.5000	06/15/59	956,129
1,500,000	South Carolina Jobs-Economic Development Authority (Obligor: Jasper Pellets) Series A(b),(c),(d)	7.0000	11/01/38	354,000
2,000,000	South Carolina Jobs-Economic Development Authority (Obligor: Last Step Recycling, LLC) Series A(b),(c),(d)	6.5000	06/01/51	300,000
1,000,000	South Carolina Jobs-Economic Development Authority (Obligor: Repower S. Berkeley)(b),(c),(d)	6.0000	02/01/35	90,000
25,000	South Carolina Jobs-Economic Development Authority (Obligor: Upstate Senior Living Obligated Group)	4.0000	11/15/27	24,712

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 78.8% (Continued)
	SOUTH CAROLINA — 6.1% (Continued)
				11,100,794
	TENNESSEE — 1.7%
1,000,000	Knox County Industrial Development Board (Obligor: TomPaul Knoxville, LLC)(b),(d)	9.5000	11/01/52	$ 995,631
1,140,000	Metropolitan Government Nashville & Davidson (Obligor: Trousdale Foundation Obligated Group) Series B-1(b),(c)	7.5000	04/01/49	114
3,000,000	Shelby County Health Educational & Housing (Obligor: Luke Obligated Group) Series A	5.7500	10/01/59	1,991,884
				2,987,629
	TEXAS — 14.9%
11,900,000	Angelina & Neches River Authority (Obligor: Jefferson Enterprises Energy)(d)	0.0000	12/01/45	3,944,979
1,000,000	Arlington Higher Education Finance Corporation (Obligor: Odyssey 2020 Academy)(b)	6.1250	02/15/53	982,615
4,115,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling)(b),(d)	9.0000	03/01/39	3,292,000
3,215,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling) Series A(b),(d)	9.0000	03/01/39	2,572,000
1,210,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling) Series B(d)	7.0000	03/01/39	968,000
1,000,000	Calhoun County Navigation Industrial Development (Obligor: Max Midstream Texas, LLC) Series B(b)	6.5000	07/01/26	983,044
900,000	Jefferson County Industrial Development (Obligor: TRP Crude Marketing)(b),(c)	0.0000	04/01/39	765,000
4,350,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial)(b)	5.0000	11/01/27	4,132,500
2,437,112	New Hope Cultural Education Facilities Finance (Obligor: Buckingham Senior Living Obligated Group) Series B(f)	2.0000	11/15/61	852,432
1,575,000	New Hope Cultural Education Facilities Finance (Obligor: Sanctuary LTC, LLC) Series A-2	6.5000	01/01/31	1,547,737
7,010,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(c),(d)	8.0000	02/01/39	6,309,000
225,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series B	5.2500	10/01/28	223,869
250,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series A	5.0000	10/01/51	185,445
550,000	Tarrant County Cultural Education Facilities (Obligor: CC Young Memorial Home) Series B(c)	6.3750	02/15/41	357,500
				27,116,121
	UTAH — 2.3%
2,000,000	City of Salt Lake City UT Airport Revenue(d)	5.2500	07/01/53	2,023,489
905,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series A(b)	5.3750	07/15/42	756,933
300,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series B(b)	6.6250	07/15/47	253,970

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 78.8% (Continued)
	UTAH — 2.3% (Continued)
1,460,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series A(b)	5.5000	07/15/47	$ 1,197,033
				4,231,425
	WEST VIRGINIA — 3.1%
6,400,000	West Virginia Economic Development Authority (Obligor: Empire Trimodal Terminal)(b)	7.6250	12/01/40	4,954,472
1,000,000	West Virginia Economic Development Authority (Obligor: Entsorga West Virginia)(b),(c),(d)	8.7500	02/01/36	800,000
				5,754,472
	WISCONSIN — 3.3%
285,521	Public Finance Authority	5.7500	07/01/62	286,206
3,900,000	Public Finance Authority (Obligor: Cedars Obligated Group)	5.7500	05/01/54	2,844,818
900,000	Public Finance Authority (Obligor: Discovery Charter School) Series A(b)	6.6250	06/01/52	855,272
1,000,000	Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach) Series A(b)	7.5000	06/01/25	990,000
400,000	Public Finance Authority (Obligor: Proton International Alabama LLC) Series A(b),(c)	6.8500	10/01/47	40,000
900,000	Public Finance Authority (Obligor: Shining Rock Classical) Series A	6.0000	06/15/52	833,441
				5,849,737
	TOTAL MUNICIPAL BONDS (Cost $222,461,326)			142,144,411

	TOTAL INVESTMENTS – 89.9% (Cost $242,311,611)			$ 162,066,649
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.1%			18,249,733
	NET ASSETS - 100.0%			$ 180,316,382

(a)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is 89,331,070 or 49.5% of net assets.
(c)	Issuer in default.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of May 31, 2025 the total value of securities subject to the AMT was 37,825,373 or 21.0% of net assets.
(e)	Zero coupon bond.
(f)	Variable rate security; the rate shown represents the rate on May 31, 2025.